Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	EXXONMOBIL SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)			(d)	(e)
	IDENTITY OF ISSUE	DESCRIPTION OF INVESTMENT			COST	CURRENT
*					**	VALUE
		coupon	maturity	par/units
				(000's)		($000's)

U.S. GOVERNMENT SECURITIES

FEDERAL FARM CREDIT	4.070%	11/20/28	70,000	69,983
FEDERAL HO	4.050%	12/04/28	40,000	39,910
FEDERAL HO	4.050%	12/04/28	40,000	40,006
FEDERAL HOME LN MTG	4.150%	11/13/28	20,000	19,999
FEDERAL HOME LN MTG	4.200%	11/16/28	50,000	49,994
FEDERAL HOME LN MTG	4.200%	11/06/28	25,000	25,000
FNMA DTD	4.160%	09/29/28	25,000	25,000
FNMA DTD	4.180%	09/29/28	25,000	25,000
FNMA	4.160%	09/21/28	50,000	49,956
FREDDIE MAC	4.210%	11/17/28	50,000	50,000
U.S SAVINGS BOND SERIES I	3.160%	01/01/40	269,263	269,263
U.S SAVINGS BOND SERIES I	2.860%	01/01/43	31,402	31,402
U.S SAVINGS BOND SERIES I	3.570%	02/01/39	294,902	294,902
U.S SAVINGS BOND SERIES EE	3.000%	03/01/38	148,331	148,331
U.S SAVINGS BOND SERIES I	5.900%	10/01/31	575,018	575,018
U.S SAVINGS BOND SERIES I	4.480%	01/01/33	403,852	403,852
U.S SAVINGS BOND SERIES I	4.080%	02/01/38	343,798	343,798
U.S SAVINGS BOND SERIES I	4.890%	10/01/32	228,886	228,886
U.S SAVINGS BOND SERIES I	3.220%	05/01/44	245,841	245,841

TOTAL U.S. GOVERNMENT SECURITIES				2,936,141

(a)	(b)	(c)			(d)	(e)
	IDENTITY OF ISSUE	DESCRIPTION OF INVESTMENT			COST	CURRENT
*					**	VALUE
		coupon	maturity	par/units
				(000's)		($000's)

	CORPORATE DEBT SECURITIES

	BK MONTREAL CH	4.250%	09/08/28	5,000		4,985
	BK MONTREAL MEDIU	4.750%	03/31/28	10,000		10,008
	CITIGROUP INC VAR	4.200%	09/08/28	10,000		9,982
	CR AGRICOLE CORP	4.200%	09/22/28	15,000		14,734
	INTL BUSINESS	3.450%	02/19/26	2,500		2,498
	NATL BK CDA STR	4.250%	09/15/28	15,000		15,004
	PVTPL JACKSON	5.500%	01/09/26	1,286		1,286
	ROYAL BANK OF CA	4.700%	03/24/28	15,000		15,025
	MACQUARIE GROUP LTD	0.000%	01/22/26	15,000		14,965
	OVERWATCH BRAVO FDG	0.000%	01/28/26	11,200		11,167

	TOTAL CORPORATE DEBT SECURITIES					99,654

*	PARTICIPANT LOANS	3.75% to 10.00% Maturity from 1 to 180 months				116,202

	COMMON/COLLECTIVE TRUSTS

*	NT S&P 500 INDEX FUND			299		8,004,223

*	NT EXTENDED EQUITY MARKET INDEX FUND			2,267		3,292,528

*	NT WORLD EX-US INVESTABLE MARKET INDEX FUND			7,736		2,390,522

*	NT AGGREGATE BOND INDEX FUND			2,138		1,321,654

*	NT GOVERNMENT STIF FUND			246,322		246,322

	TOTAL COMMON/COLLECTIVE TRUSTS					15,255,249

	COMMON STOCK

*	EXXON MOBIL CORPORATION			61,166		7,360,786

	TOTAL ASSETS HELD					25,768,032
*Party in interest as defined by ERISA
**Cost information is not required for participant-directed investments and, therefore, is not included